Supplemental Guarantor Condensed Consolidating Financials - Consolidating Statements of Cash Flows (Detail) (USD $)	12 Months Ended			6 Months Ended		12 Months Ended									6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Parent/Issuer [Member]	Sep. 24, 2011 Parent/Issuer [Member]	Sep. 25, 2010 Parent/Issuer [Member]	Sep. 29, 2012 Guarantor Subsidiaries [Member]	Sep. 24, 2011 Guarantor Subsidiaries [Member]	Sep. 25, 2010 Guarantor Subsidiaries [Member]	Jun. 30, 2012 Guarantor Subsidiaries [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Guarantor Subsidiaries [Member] GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Non-Guarantor Subsidiaries [Member)	Sep. 24, 2011 Non-Guarantor Subsidiaries [Member)	Sep. 25, 2010 Non-Guarantor Subsidiaries [Member)	Jun. 30, 2012 Non-Guarantor Subsidiaries [Member) GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Non-Guarantor Subsidiaries [Member) GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Eliminations [Member]	Dec. 31, 2011 Eliminations [Member] GEN-PROBE INCORPORATED [Member]
Operating activities
Net cash provided by (used in) operating activities	$ 370,222,000	$ 456,024,000	$ 456,712,000	$ 65,704,000	$ 85,514,000	$ 181,253,000	$ 169,566,000	$ 145,031,000	$ 236,063,000	$ 431,353,000	$ 481,793,000	$ 104,167,000	$ 9,040,000	$ (43,634,000)	$ 67,893,000	$ 182,990,000	$ 29,992,000	$ 15,631,000	$ 18,553,000	$ (1,973,000)	$ (1,414,000)	$ 0	$ (323,000)
Investing activities
Acquisition of business, net of cash acquired	(3,762,403,000)	(198,744,000)	(84,322,000)				(53,000,000)	(183,725,000)	(3,971,970,000)	(240,917,000)	(84,751,000)	196,771,000	9,070,000	1,000			12,796,000	33,103,000	428,000			0
Proceeds from sale and maturities of marketable securities				254,120,000	223,439,000	489,241,000	427,821,000	438,601,000							254,120,000	477,347,000					11,894,000
Payment of additional acquisition consideration	(9,784,000)	(19,660,000)	0						(8,858,000)	(19,660,000)							(926,000)					0
Purchase of marketable securities				(265,447,000)	(162,258,000)	(395,190,000)	(401,434,000)	(419,019,000)							(265,447,000)	(395,190,000)
Divestiture activities, net of cash transferred	0	2,267,000	(1,035,000)					6,357,000		1,138,000								1,129,000	(1,035,000)
Proceeds from sale of intellectual property	12,500,000	13,250,000	73,000,000							750,000	3,000,000	12,500,000	12,500,000	70,000,000								0
Purchase of property and equipment	(33,149,000)	(27,785,000)	(28,010,000)	(15,523,000)	(23,245,000)	(41,664,000)	(30,716,000)	(32,364,000)	(13,247,000)	(11,512,000)	(11,509,000)	(12,444,000)	(8,646,000)	(10,126,000)	(11,091,000)	(31,030,000)	(7,458,000)	(7,627,000)	(6,375,000)	(4,432,000)	(10,634,000)	0
Increase in equipment under customer usage agreements	(45,624,000)	(27,878,000)	(18,648,000)							(1,121,000)	(1,421,000)	(30,735,000)	(17,361,000)	(11,392,000)			(14,889,000)	(9,396,000)	(5,835,000)			0
Purchase of capitalized software				(3,437,000)	(2,547,000)	(6,053,000)	(3,891,000)	(1,290,000)							(3,437,000)	(6,053,000)
Purchase of licensed technology and other intangible assets	0	(3,021,000)	(500,000)	(1,527,000)	(4,424,000)	(5,259,000)	(2,513,000)	(7,341,000)					(3,021,000)	(500,000)	(1,527,000)	(2,659,000)				32,000	(2,901,000)		301,000
Purchase of insurance contracts	0	(5,322,000)	(5,322,000)							(5,322,000)	(5,322,000)
Acquisition of in-process research and development assets	(4,500,000)	0	(2,000,000)						(4,500,000)		(2,000,000)											0
Proceeds from sale of cost method investments	0	0	678,000																678,000
Purchase of cost-method investment	(250,000)	(99,000)	(795,000)		(3,980,000)	(3,980,000)					(325,000)	(250,000)	(99,000)	(470,000)		(3,980,000)						0
Decrease (increase) in restricted cash	(5,159,000)	405,000	(26,000)									(38,000)					(5,121,000)	405,000	(26,000)			0
Other				390,000	(348,000)	(209,000)	(738,000)	403,000							117,000	(448,000)				25,000	217,000		22,000
Increase in other assets	(2,415,000)	0	0	403,000	(453,000)	7,164,000	(559,000)	(4,123,000)	(558,000)			(2,192,000)					335,000					0
Net cash (used in) provided by investing activities	(3,850,784,000)	(266,587,000)	(66,980,000)	(31,424,000)	26,637,000	36,886,000	(114,471,000)	(198,378,000)	(3,999,133,000)	(276,644,000)	(102,328,000)	163,612,000	(7,557,000)	47,513,000	(27,265,000)	37,987,000	(15,263,000)	17,614,000	(12,165,000)	(4,375,000)	(1,424,000)	0	323,000
Financing activities
Proceeds from long-term debt	3,476,320,000	0	0						3,476,320,000													0
Repayment of long-term debt and notes payable	0	(1,362,000)	(177,004,000)								(174,167,000)		(1,362,000)	(1,326,000)					(1,511,000)
Repurchase and retirement of common stock					(47,972,000)	(250,000,000)	(99,935,000)	(174,847,000)								(250,000,000)
Purchase of non-controlling interest	0	0	(2,684,000)											(2,684,000)
Proceeds from issuance of common stock and employee stock purchase plan				43,161,000	40,727,000	49,932,000	31,830,000	10,923,000							43,161,000	49,932,000
Payment of debt issuance costs	(81,408,000)	(5,327,000)	0						(81,408,000)	(5,327,000)												0
Repurchase and retirement of restricted stock for payment of taxes				(1,146,000)	(363,000)	(1,615,000)	(1,257,000)	(1,716,000)							(1,146,000)	(1,615,000)
Payment of contingent consideration	(51,680,000)	(4,294,000)	0				(10,000,000)		(51,680,000)	(4,294,000)												0
Payment of deferred acquisition consideration	(44,223,000)	0	0						(44,223,000)													0
Net proceeds from issuance of common stock pursuant to employee stock plans	28,594,000	25,404,000	12,594,000						28,594,000	25,404,000	12,594,000											0
Excess tax benefit from employee stock-based compensation	6,206,000	3,652,000	2,043,000	3,375,000	3,916,000	5,080,000	3,692,000	2,005,000	6,206,000	3,652,000	2,043,000				3,374,000	5,080,000				1,000		0
Payment of employee restricted stock minimum tax withholdings	(5,710,000)	(10,399,000)	(2,524,000)						(5,710,000)	(10,399,000)	(2,524,000)											0
Borrowings, net					8,000,000	8,000,000	(228,000)	238,450,000								8,000,000
Net cash provided by (used in) financing activities	3,328,099,000	7,674,000	(167,575,000)	45,390,000	4,308,000	(188,603,000)	(75,898,000)	74,815,000	3,328,099,000	9,036,000	(162,054,000)		(1,362,000)	(4,010,000)	45,389,000	(188,603,000)			(1,511,000)	1,000		0
Effect of exchange rate changes on cash and cash equivalents	561,000	(404,000)	282,000	(235,000)	570,000	(2,205,000)	(2,123,000)	1,026,000	302,000	48,000	3,000	1,637,000	(121,000)	131,000	(2,876,000)	(5,830,000)	(1,378,000)	(331,000)	148,000	2,641,000	3,625,000	0
Net increase (decrease) in cash and cash equivalents	(151,902,000)	196,707,000	222,439,000	79,435,000	117,029,000	27,331,000	(22,926,000)	22,494,000	(434,669,000)	163,793,000	217,414,000	269,416,000			83,141,000	26,544,000	13,351,000	32,914,000	5,025,000	(3,706,000)	787,000	0
Cash and cash equivalents at the beginning of period	712,332,000	515,625,000	293,186,000	87,021,000	59,690,000		82,616,000	60,122,000	644,697,000	480,904,000	263,490,000				75,804,000		67,635,000	34,721,000	29,696,000	11,217,000		0
Cash and cash equivalents at the end of period	$ 560,430,000	$ 712,332,000	$ 515,625,000	$ 166,456,000	$ 176,719,000	$ 87,021,000	$ 59,690,000	$ 82,616,000	$ 210,028,000	$ 644,697,000	$ 480,904,000	$ 269,416,000			$ 158,945,000	$ 75,804,000	$ 80,986,000	$ 67,635,000	$ 34,721,000	$ 7,511,000	$ 11,217,000	$ 0